Marketable Securities and Other Securities Investments - Gains and Losses Related to Equity Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Net gains (losses) recognized on equity securities	¥ (3,837)	¥ (334,636)
Less: Net gains (losses) recognized on equity securities sold	16,245	4,836
Unrealized gains (losses) on equity securities	¥ (20,082)	¥ (339,472)